Settlement (Details) (USD $)	1 Months Ended
	Jul. 31, 2012	Jul. 09, 2012
Settlement (Textual)
Number of pending lawsuits resolved	2
Settlement obligation date	June 30, 2012
Terms of payment to Siddel for settlement of lawsuits	Eleven (11) payments totaling $232,500 to reacquire his shares.
Grace period for due payments under Settlement Agreement	7 days
Stock issued during period	3,299,802
Number of investors	4
Sale price of stock, per share		$ 0.25